Expense Example - DWS Capital Growth Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 663
3 Years	851
5 Years	1,055
10 Years	1,641
Class T
Expense Example:
1 Year	350
3 Years	564
5 Years	794
10 Years	1,455
Class C
Expense Example:
1 Year	278
3 Years	551
5 Years	949
10 Years	2,062
Class R
Expense Example:
1 Year	136
3 Years	425
5 Years	734
10 Years	1,613
Class R6
Expense Example:
1 Year	62
3 Years	195
5 Years	340
10 Years	762
INST Class
Expense Example:
1 Year	70
3 Years	223
5 Years	389
10 Years	870
Class S
Expense Example:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835